BOARD OF DIRECTORS - Shares held (Details) - Key Management Personnel of Entity or Parent - Ordinary shares	Dec. 31, 2023 shares
Shares Held [Line Items]
Shares held (in shares)	631,428
Dr. Richard Peters
Shares Held [Line Items]
Shares held (in shares)	17,613
Ms. Deborah Jorn
Shares Held [Line Items]
Shares held (in shares)	127,714
Ms. Barbara Yanni
Shares Held [Line Items]
Shares held (in shares)	112,123
Dr. Mark Pykett
Shares Held [Line Items]
Shares held (in shares)	112,123
Ms. Jabine van der Meijs
Shares Held [Line Items]
Shares held (in shares)	87,285
Mr. Leonard Kruimer
Shares Held [Line Items]
Shares held (in shares)	87,285
Mr. Steven Baert
Shares Held [Line Items]
Shares held (in shares)	87,285